Share-Based and Other Compensation Plans - Time Based Restricted Stock Units Activity (Detail) - Time Based Restricted Stock Units RSU [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of units
Outstanding, beginning of year (in shares)	3,417
Granted (in shares)	1,490
Vested (in shares)	(2,113)
Forfeited (in shares)	(192)
Outstanding, end of year (in shares)	2,602	3,417
Weighted Average grant date fair value
Outstanding, beginning of year (in dollars per share)	$ 7.56
Granted (in dollars per share)	7.99	$ 4.36	$ 1.67
Vested (in dollars per share)	10.07
Forfeited (in dollars per share)	5.42
Outstanding, end of year (in dollars per share)	$ 5.93	$ 7.56
Weighted Average remaining contractual term
Outstanding, end of year	1 year 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 40.2